Merger Agreement with Special Purpose Acquisition Company (“Spac”) (Tables)	12 Months Ended
Dec. 31, 2025
Merger Agreement with Special Purpose Acquisition Company (“Spac”) [Abstract]
Schedule of Fair Value of the Identifiable Net Assets	In accordance with IFRS 2, the Company recorded a one-time share-based share listing expense of $12,312 thousand at the closing of the Reverse Recapitalization that was calculated based on the excess of the fair value of the Company’s shares issued to public investors over the fair value of the identifiable net assets of RNER that were acquired:
	Amount	Number of shares*
	USD in thousands except for share amounts
Shares issued to RNER shareholders		3
Closing price of the Company’s share on Nasdaq as of March 1, 2023 ($)	2,385,000
(A) Fair value of the Company’s shares issued to RNER shareholders	7,208
Public Warrants issued to RNER shareholders		0
Closing price of the Company’s warrants on Nasdaq as of March 1, 2023 ($)	255,000
Private Warrants issued to RNER shareholders		0
Fair Value of the Company’s warrants on as of March 1, 2023 ($)	199,500
(B) Fair value of the Company’s warrants issued to RNER shareholders	2,711
RNER assets	588
RNER liabilities	(2,981)
(C) Net liabilities of RNER	(2,393)
IFRS 2 Listing expenses (A+B-C)	12,312

*	Shares and per share amounts have been retroactively adjusted to reflect the reverse share splits as described in Note 20a.